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QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Consolidated Schedule of InvestmentsAugust 31, 2022 (Unaudited)

		Shares	Fair Value
95.33%	EXCHANGE TRADED FUNDS

14.86%	CORPORATE
	iShares iBoxx$ Investment Grade Corporate Bond ETF	2,238	$244,546

35.37%	GOVERNMENT
	iShares 7-10 Year Treasury Bond ETF	5,766	582,020

10.22%	MUNICIPALS
	iShares National Muni Bond ETF	1,590	168,127

9.64%	OBJECTIVE INFLATION PROTECTED
	iShares TIPS ETF	1,392	158,563

25.24%	OBJECTIVE MORTGAGE-Backed
	iShares MBS ETF	4,296	415,380

95.33%	TOTAL EXCHANGE TRADED FUNDS		$1,568,636

71.05%	FUTURES CONTRACTS

	Number of Contracts	Descriptions	Expiration Date	Notional Value	Value at August 31, 2022	Unrealized Appreciation (Depreciation)
	10,000	10-Year US Treasury Note Futures	Dec-22	$1,170,663	$1,169,063	$(1,600)

71.05%	TOTAL FUTURES CONTRACTS			$1,170,663	$1,169,063	$(1,600)

166.38%	TOTAL INVESTMENTS					$2,737,699
(66.38%)	Liabilities in excess of other assets					(1,092,222)
100.00%	NET ASSETS					$1,645,477

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

QUARTERLY REPORT

KINGSBARN TACTICAL BOND ETF

Consolidated Schedule of Investments - continuedAugust 31, 2022 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2022:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
EXCHANGE TRADED FUNDS	$1,568,636	—	—	1,568,636
FUTURE CONTRACTS		1,169,063		1,169,063
TOTAL INVESTMENTS	$1,568,636	$1,169,063	$—	$2,737,699

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended August 31, 2022.

At August 31, 2022 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $2,876,744 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	—
Gross unrealized depreciation	(139,045)
Net unrealized appreciation	$(139,045)